Debt - Additional Information (Details 4) - CP BF Lending, LLC [Member] - USD ($)		3 Months Ended	12 Months Ended
	Feb. 19, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Additional loan principal amount	$ 7,000,000
Exit fee percentage	1.00%
Debt covenant description			The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement.
Debt Instrument, covenant compliance description		For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.	For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Term Note [Member]
Debt Instrument [Line Items]
Percentage of additional borrowing principal amount	81.25%
Debt instrument, interest rate	14.00%			14.00%
Frequency of periodic interest payment	monthly			monthly
Accrued interest payable-in-kind	1.50%			1.50%
Cash interest default percentage	20.00%
Interest payable-in-kind default percentage	0.00%
Convertible Notes [Member]
Debt Instrument [Line Items]
Percentage of additional borrowing principal amount	18.75%
Accrued interest payable-in-kind	$ 15.5			$ 15.5